Income Taxes - Summary of reconciliations of the income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Net (loss) income before income tax expense	$ 3,038	¥ 19,824	¥ 8,131	¥ (40,316)
Income tax at statutory tax rate	760	4,956	2,033	(10,079)
International tax rate difference	(1,095)	(7,146)	363
Effect of preferential tax rates	(577)	(3,762)	(229)	(8)
Non-deductible expense	4,619	30,146	20,615	24,993
Non-taxable income	(248)	(1,617)
Research and development expense super-deduction	(136)	(885)
Changes in valuation allowance	86	560	(1,798)	(10,927)
Tax rate change	(10)	(66)
Interest expense	386	2,520	596
Unutilized tax loss	111	722
Total income tax expense	$ 3,897	¥ 25,428	¥ 21,580	¥ 3,979